Partners' capital	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Partners' capital.
Partners' capital

6.Partners’ capital

Commitments and Contributions

As of September 30, 2022, there were no contributions receivable from the General Partner. As of December 31, 2021, contributions receivable was approximately $84 thousand from the General Partner. As of September 30, 2022 and December 31, 2021, contributions receivable was approximately $10 thousand from the Limited Partners.

All limited partners of Grey Rock III-B Holdings are considered affiliates of the General Partner.

Allocation of Net Profits and Losses

The Partnership’s net profits or losses for any fiscal period shall be allocated among the partners in such manner that, as of the end of such fiscal period and to the greatest extent possible, the capital account of each partner shall be equal to the respective net amount, positive or negative, that would be distributed to such partner from the Partnership or for which such partner would be liable to the Partnership, determined as if, on the last day of such fiscal period, the Partnership were to (a) liquidate the assets of the Partnership for an amount equal to their book value and (b) distribute the proceeds in liquidation.

(a)	First, 100% to such partner until such partner has received cumulative distributions equal to such partner’s aggregate capital contributions to the Partnership for any purpose;
(b)	Second, 100% to such partner until the aggregate distributions to such partner equal the preferred return amount of 8% per annum on the partner’s capital contributions;
(c)	Third, 80% to the General Partner and 20% to such partner until the General Partner has received cumulative distributions equal to 20% of the cumulative amount of distributions made pursuant to (c) and previously made pursuant to (b); and
(d)	Thereafter, 20% to the General Partner and 80% to such partner.

The reallocation to the general partner from the limited partners was approximately $6,654 thousand and $25,623 thousand for the three and nine months ended September 30, 2022, respectively. The reallocation to the general partner from the limited partners was approximately $12,856 thousand for the three and nine months ended September 30, 2021. The allocation of carried interest will remain provisional until the final liquidation of the Partnership.

Distributions

In accordance with the Limited Partnership Agreement (“LPA”), all distributions shall be made, at such times and in such amounts as determined in the sole discretion of the General Partner, to the partners in proportion to their Partnership percentage interests. For the three and nine months ended September 30, 2022 and 2021, the Partnership did not make any distributions.

7.Partners’ capital

Commitments and contributions

Funded and unfunded capital commitments as of December 31, 2021 are as follows:

	General Partner	Limited Partner	Total
Committed capital	$750,000	$240,680,450	$241,430,450
Less: Unfunded committed capital	120,867	5,289,019	5,409,886
Funded Capital Contributions	$629,133	$235,391,431	$236,020,564

Funded and unfunded capital commitments as of December 31, 2020 are as follows:

	General Partner	Limited Partner	Total
Committed capital	$750,000	$240,680,450	$241,430,450
Less: Unfunded committed capital	245,127	52,144,613	52,389,740
Funded Capital Contributions	$504,873	$188,535,837	$189,040,710

The balance of the Partnership’s unfunded commitments is due upon one or more capital calls by the General Partner, as needed by the Partnership for property acquisitions or operations by the Partnership. As of December 31, 2021 and 2020, contributions receivable was approximately $84,000 and $63,000, respectively, from the General Partner and approximately $10,000 and $11,000, respectively, from Limited Partners.

All limited partners of Grey Rock III-B Holdings are considered affiliates of the General Partner.

Allocation of Net Profits and Losses

The Partnership’s net profits or losses for any fiscal period shall be allocated among the partners in such manner that, as of the end of such fiscal period and to the greatest extent possible, the capital account of each partner shall be equal to the respective net amount, positive or negative, that would be distributed to such partner from the Partnership or for which such partner would be liable to the Partnership, determined as if, on the last day of such fiscal period, the Partnership were to (a) liquidate the assets of the Partnership for an amount equal to their book value and (b) distribute the proceeds in liquidation.

(a)	First, 100% to such partner until such partner has received cumulative distributions equal to such partner’s aggregate capital contributions to the Partnership for any purpose;
(b)	Second, 100% to such partner until the aggregate distributions to such partner equal the preferred return amount of 8% per annum on the partner’s capital contributions;
(c)	Third, 80% to the General Partner and 20% to such partner until the General Partner has received cumulative distributions equal to 20% of the cumulative amount of distributions made pursuant to (c) and previously made pursuant to (b); and
(d)	Thereafter, 20% to the General Partner, and 80% to such partner.

In accordance with the Limited Partnership Agreement, the reallocation from the general partner to the limited partners was approximately $14,371,000 for the year ended December 31, 2021. There was no reallocation between partners during the years ended December 31, 2020 and December 31, 2019. The allocation of carried interest will remain provisional until the final liquidation of the Partnership.

Distributions

In accordance with the LPA, all distributions shall be made, at such times and in such amounts as determined in the sole discretion of the General Partner, to the partners in proportion to their Partnership percentage interests. For the years ended December 31, 2021, 2020 and 2019 the Partnership did not make any distributions.